Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Opening balance	$ 41,506	$ 63,503	$ 63,503
FX option premium	28		0
Unrealized loss on derivative assets (interest rate caps)	(4,479)		(16,625)
Unrealized gain on FX option	155		0
Fair value adjustment on derivative asset	(764)	$ (1,368)	(5,372)
Closing balance	36,446		41,506
Less: Current portion of derivative assets (interest rate caps)	(22,429)		(24,639)
Less: Current portion of FX option	(183)		0
Non-current portion of derivative assets	$ 13,834		$ 16,867